DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Results Of Discontinued Operation [Table Text Block]
For the year ended
	December 31,	December 31,	December 31,
	2020	2019	2018
Expenses	$	$	$
Professional fees	—	—	—
General and administrative expenses	—	—	—
Impairments	—	—	—
Depreciation and amortization	—	—	—
Net operating loss	—	—	—
Foreign exchange (loss) gain	—	—	(173)
Net loss from discontinued operations	—	—	(173)

Schedule of Cash Flows from Discontinued Operation [Table Text Block]
	For the year ended
	December 31,	December 31,	December 31,
	2020	2019	2018
Net loss from discontinued operations	$—	$—	$(173)
Add items not affecting cash:
Depreciation	—	—	—
Impairments	—	—	—
Change in non-cash working capital items
Prepaids and advances	—	—	3,703
Accounts payable	—	—	(5,358)

Cash utilized in operating activities - discontinued operations	—	—	(1,827)
Cash outflows from discontinued operations	—	—	(1,827)
Cash - discontinued operations	—	—	—